Derivative Liabilities	6 Months Ended
Dec. 31, 2024
Derivative Liabilities

10.	Derivative Liabilities

IPO Finders’ Warrants

In connection with the IPO which closed on November 23, 2021, the Company issued 184,000 finders’ warrants (each a “Finders’ Warrants”) exercisable at USD $9.375 before November 19, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using the Black-Scholes valuation model (“Black-Scholes”) with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years.

As at December 31, 2024, the derivative liability related to the Finders’ Warrants was measured at a fair value of $49,564 (June 30, 2024 – $45,285) using Black-Scholes with the following assumptions: share price of USD $0.96, exercise price of USD $9.375, expected volatility of 127% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 2.93% and an estimated remaining life of 1.88 years. During the six months ended December 31, 2024, the Company recorded a fair value increase of $4,279 (2023 – fair value decrease of $208,101) on the derivative liability related to the Finders’ Warrants.

Incentive Warrants

On February 17, 2023, the Company issued 225,000 incentive warrants (each a “Incentive Warrant”) to a third-party pursuant to an engagement agreement between the parties, whereby each Incentive Warrant is exercisable for a period of two years at an exercise price of: (i) USD $3.00 for 75,000 Warrants; (ii) USD $4.00 for 75,000 Warrants; and (iii) USD $5.00 for 75,000 Warrants. On initial recognition, the fair value of these Incentive Warrants was estimated at $409,496 using Black-Scholes with the following assumptions: expected volatility of 148% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.15%, and an expected life of two years. The fair value of the Incentive Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2024, the derivative liability related to the Incentive Warrants was measured at a fair value of $841 (June 30, 2024 – $11,754) using Black-Scholes with the following assumptions: share price of USD $0.96, exercise price ranging from USD $3.00 to $5.00, expected volatility of 150% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.19% and an estimated remaining life of 0.13 years. During the six months ended December 31, 2024, the Company recorded a fair value decrease of $10,913 (2023 – $201,615) on the derivative liability related to the Incentive Warrants.

On February 17, 2025, the Incentive Warrants expired.

Settlement Warrants

On March 31, 2023, the Company issued 500,000 settlement warrants (each a “Settlement Warrant”) to two additional third-parties pursuant to an agreement for release and settlement of claims advanced against the Company, whereby each Settlement Warrant is exercisable for a period of three years at an exercise price of USD $2.50. On initial recognition, the fair value of these Settlement Warrants was estimated at $979,294 using Black-Scholes with the following assumptions: expected volatility of 140% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.51%, and an expected life of three years. The fair value of the Settlement Warrants was recorded as professional fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2024, the derivative liability related to the Settlement Warrants was measured at a fair value of $224,516 (June 30, 2024 – $191,860) using Black-Scholes with the following assumptions: share price of USD $0.96, exercise price of USD $2.50, expected volatility of 131.50% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.03% and an estimated remaining life of 1.25 years. During the six months ended December 31, 2024, the Company recorded a fair value increase of $32,656 (2023 – fair value decrease of $577,244) on the derivative liability related to the Settlement Warrants.

Agents’ Warrants

On September 21, 2023, the Company issued 86,000 agents’ warrants (each an “Agents’ Warrant”) in connection to the flow-through financing (the “Offering”), whereby each Agents’ Warrant is exercisable for a period of five years at an exercise price of USD $2.67. On initial recognition, the fair value of these Agents’ Warrants was estimated at $139,639 using Black-Scholes with the following assumptions: expected volatility of 139% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.25%, and an expected life of five years. The fair value of the Agents’ Warrants was recorded as share issuance costs and netted against share capital on the consolidated statements of financial position.

As at December 31, 2024, the derivative liability related to the Agents’ Warrants was measured at a fair value of $77,516 (June 30, 2024 - $55,179) using Black-Scholes with the following assumptions: share price of USD $0.96, exercise price of USD $2.67, expected volatility of 124.52% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 2.92% and an estimated remaining life of 3.73 years. During the six months ended December 31, 2024, the Company recorded a fair value increase of $22,336 (2023 – fair value decrease of $29,295) on the derivative liability related to the Agents’ Warrants.

Performance Warrants

On October 2, 2023, the Company issued 300,000 performance warrants (each a “Performance Warrant”) to a third-party pursuant to a marketing services agreement (the “Marketing Agreement”) between the parties, whereby each Performance Warrant is exercisable for a period of one year at an exercise price of: (i) USD $2.00 for 100,000 Performance Warrants; (ii) USD $2.50 for 100,000 Performance Warrants; and (iii) USD $3.00 for 100,000 Performance Warrants. On initial recognition, the fair value of these Performance Warrants was estimated at $171,631 using Black-Scholes with the following assumptions: expected volatility of 137% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.83%, and an expected life of one year. The fair value of the Performance Warrants was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

As at December 31, 2024, the derivative liability related to the Performance Warrants was measured at a fair value of $nil as the Performance Warrants expired on October 2, 2024 (June 30, 2024 - $946). During the six months ended December 31, 2024, the Company recorded a fair value decrease of $946 on the derivative liability related to the Performance Warrants (2023 – 36,552).

The changes to the derivative liabilities for the six months ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of period	305,025	1,922,246
Fair value of derivative liabilities on date of issuance	—	364,823
Fair value changes of derivative liability – Finders’ Warrants	4,279	(208,101)
Fair value changes of derivative liability – Incentive Warrants	(10,913)	(201,615)
Fair value changes of derivative liability – Settlement Warrants	32,656	(577,244)
Fair value changes of derivative liability – Agents’ Warrants	22,336	(29,295)
Fair value changes of derivative liability – Performance Warrants	(946)	(36,552)
Balance, end of period	352,437	1,234,262